Income tax (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Income Tax [Abstract]
Summary of Income Tax Expense (Benefit)
	2019	2018	2017
	(in € millions)
Current tax expense
Current year	45	41	6
Changes in estimates in respect to prior year	(1)	—	1
	44	41	7
Deferred tax expense/(benefit)
Temporary differences	27	(123)	(5)
Change in recognition of deferred tax	(17)	(14)	—
Change in tax rates	1	1	—
	11	(136)	(5)
Income tax expense/(benefit)	55	(95)	2

Summary of Reconciliation Between Reported Tax Expense and Theoretical Tax Expense Loss Before Taxes

A reconciliation between the reported tax expense for the year, and the theoretical tax expense that would arise when applying the statutory tax rate in Luxembourg of 24.94%, 26.01%, and 27.08%, and on the consolidated loss before taxes for the years ended December 31, 2019, 2018, and 2017, respectively, is shown in the table below:

	2019	2018	2017
	(in € millions)
Loss before tax	(131)	(173)	(1,233)
Tax using the Luxembourg tax rate	(33)	(45)	(334)
Effect of tax rates in foreign jurisdictions	2	(11)	(10)
Permanent differences	58	(7)	15
Change in unrecognized deferred taxes	29	(43)	329
Deferred tax on foreign exchange differences	1	8	—
Other	(2)	3	2
Income tax expense/(benefit)	55	(95)	2

Schedule of Major Components of Deferred Tax Assets and Liabilities

The major components of deferred tax assets and liabilities are comprised of the following:

	2019	2018
	(in € millions)
Intangible assets	(42)	(1)
Share-based compensation	14	6
Tax losses carried forward	78	147
Property and equipment	79	5
Unrealized gains	(126)	(154)
Other	4	3
Net tax	7	6

Summary of Reconciliation of Net Deferred Tax

A reconciliation of net deferred tax is shown in the table below:

	2019	2018	2017
	(in € millions)
At January 1	6	6	3
Movement recognized in consolidated statement of operations	(11)	136	5
Movement recognized in consolidated statement of changes in equity and other comprehensive income	18	(136)	2
Movement due to acquisition	(6)	—	(4)
At December 31	7	6	6

Summary of Deferred Tax Reconciliation to Balance Sheet
Reconciliation to consolidated statement of financial position	2019	2018
	(in € millions)
Deferred tax assets	9	8
Deferred tax liabilities	2	2

Summary of Deferred Tax Assets Unrecognized

Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits.

	2019	2018
	(in € millions)
Intangible assets	77	72
Share-based compensation	58	34
Tax losses carried forward	192	148
Unrealized losses	3	2
Other	49	20
	379	276

Schedule of Tax Loss Carry-forwards Expected to Expire

Tax loss carry-forwards as at December 31, 2019 were expected to expire as follows:

Expected expiry	2020-2029	2030 and onwards	Unlimited	Total
	(in € millions)
Tax loss carry-forwards	—	509	996	1,505
Research and development credit carryforward	—	16	—	16
Foreign tax credits	4	—	—	4